Finance income and finance expenses (Tables)	6 Months Ended
Jun. 30, 2024
Finance income and finance expenses
Schedule of Finance income and finance expenses

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Interest income under the effective interest method on:
- Debt securities - at amortised cost	952	982	527	577
- Debt securities - at FVOCI	34	34	17	17
- Loans receivable	25	993	25	469
- Tax refund	48	—	—	—
Total interest income arising from financial assets	1,059	2,009	569	1,063
Dividend income:
- Equity securities at FVTPL	662	469	283	255
Financial assets at FVTPL - net change in fair value:
- Mandatorily measured at FVTPL - held for trading	—	564	—	(515)
Finance income ‑ other	662	1,033	283	(260)
Financial assets at FVTPL - net change in fair value:
- Mandatorily measured at FVTPL - held for trading	(1,002)	—	(429)	—
Interest expense	(40)	(22)	(18)	(9)
Bank charges	(173)	(171)	(87)	(94)
Unwinding of discount on the put option liability	(129)	(204)	—	(103)
Net foreign exchange loss	(2,582)	(1,595)	(49)	(823)
Finance expenses	(3,926)	(1,992)	(583)	(1,029)
Net finance expense	(2,205)	1,050	269	(226)